Liabilities Related to Business Combinations and to Non-Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations 1 [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2020 are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other	Total (a)
Balance at January 1, 2020	156	385	259	800
Payments made	(37)	(78)	(2)	(117)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	11	37	(72)	(24)
Other movements	—	—	(2)	(2)
Currency translation differences	1	(4)	2	(1)
Balance at June 30, 2020	131	340	185	656
Of which:
•Current portion				243
•Non-current portion				413
(a)As of January 1, 2020, this comprised a non-current portion of €508 million and a current portion of €292 million.
(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration.